Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Net amount presented	$ 773,185	$ 753,498
Net amount presented	1,118,255	956,940
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	(110,093)	(111,606)
Gross amounts offset	(11,979)	(30,203)
Net amount presented	(98,114)	(81,403)
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	183,780	218,596
Gross amounts offset	11,979	30,203
Net amount presented	$ 171,801	$ 188,393